CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
REVENUE	$ 28,040	$ 28,182	$ 84,387	$ 99,503	$ 128,133	$ 113,009
COST OF GOODS SOLD	9,183	10,592	34,097	48,327	69,745	113,228
GROSS PROFIT	$ 18,857	17,590	50,290	51,176	58,388	(219)
OPERATING EXPENSES
Expenses related to joint ventures and other business development agreements		10,000	15,000	70,000	80,000	85,000
General and administrative expenses	$ 157,049	$ 137,213	$ 583,814	$ 408,144	$ 564,387	557,031
Impairment of goodwill						27,868
LOSS FROM OPERATIONS	$ (138,192)	$ (129,623)	$ (548,524)	$ (426,968)	$ (585,999)	(670,118)
OTHER EXPENSE
Interest expense	(41,566)	(121,858)	(127,988)	(360,550)	(404,234)	(427,023)
NET LOSS	$ (179,758)	$ (251,481)	$ (676,512)	$ (787,518)	$ (990,233)	$ (1,097,141)
NET LOSS PER COMMON SHARE - Basic and diluted	$ (0.02)	$ (0.77)	$ (0.09)	$ (2.71)	$ (3.27)	$ (6.59)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - Basic and diluted	10,260,906	325,418	7,183,130	290,241	302,693	166,360